Schedule of investments
Delaware Ivy VIP Growth
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.68%♦
Communication Services — 8.53%
Alphabet Class A †	336,950	$ 34,951,824
Alphabet Class C †	55,850	5,808,400
Electronic Arts	153,383	18,474,982
		59,235,206
Consumer Discretionary — 13.23%
Amazon.com †	345,257	35,661,596
Booking Holdings †	3,684	9,771,479
Ferrari	62,310	16,882,271
Home Depot	16,615	4,903,419
LVMH Moet Hennessy Louis Vuitton ADR	67,454	12,393,323
NIKE Class B	99,644	12,220,340
		91,832,428
Consumer Staples — 3.16%
Coca-Cola	329,573	20,443,413
Estee Lauder Class A	6,186	1,524,602
		21,968,015
Financials — 4.73%
Intercontinental Exchange	160,540	16,742,717
S&P Global	46,559	16,052,146
		32,794,863
Healthcare — 11.53%
Cooper	37,646	14,055,511
Danaher	64,134	16,164,333
Intuitive Surgical †	35,759	9,135,352
UnitedHealth Group	60,232	28,465,041
Veeva Systems Class A †	27,351	5,026,840
Zoetis	42,911	7,142,107
		79,989,184
Industrials — 9.06%
CoStar Group †	335,403	23,092,497
Equifax	58,360	11,837,742
JB Hunt Transport Services	67,127	11,778,103
TransUnion	98,634	6,129,117
Union Pacific	21,035	4,233,504
Verisk Analytics	30,263	5,806,259
		62,877,222
Information Technology — 49.44%
Adobe †	32,177	12,400,050
Apple	349,819	57,685,153
Autodesk †	40,681	8,468,157
Broadridge Financial Solutions	84,031	12,316,424
Intuit	36,874	16,439,535
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Microsoft	319,159	$ 92,013,540
Motorola Solutions	105,879	30,295,158
NVIDIA	103,281	28,688,363
Salesforce †	55,388	11,065,415
VeriSign †	145,684	30,787,400
Visa Class A	190,471	42,943,592
		343,102,787
Total Common Stocks (cost $487,362,213)		691,799,705

Short-Term Investments — 0.42%
Money Market Mutual Funds — 0.42%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	723,114	723,114
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	723,114	723,114
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	723,114	723,114
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	723,115	723,115
Total Short-Term Investments (cost $2,892,457)		2,892,457

Total Value of Securities—100.10% (cost $490,254,670)		694,692,162
Liabilities Net of Receivables and Other Assets—(0.10%)		(716,083)
Net Assets Applicable to 77,197,980 Shares Outstanding—100.00%		$693,976,079
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ-IV094 [3/23] 5/23 (2913044)    1